SEGMENT AND GEOGRAPHICAL INFORMATION (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Property and equipment, net	$ 5,194	$ 6,276
Israel [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 3,125	$ 4,216